Related parties - Schedule of transactions with related parties (Detail) - TRY (₺) ₺ in Thousands		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties
Revenue from related parties		₺ 5,617,583	₺ 4,072,548
Related party expenses		10,600,320	7,914,545
Turk Telekom Mobil Iletisim Hizmetleri A.S.
Disclosure of transactions between related parties
Revenue from related parties		1,486,858	1,460,836
Related party expenses		1,646,773	1,413,051
Ziraat Bankasi
Disclosure of transactions between related parties
Revenue from related parties		1,301,157	260,696
Enerji Piyasalari Isletme A.S.
Disclosure of transactions between related parties
Revenue from related parties		818,396	486,705
Related party expenses		3,166,701	990,142
Turk Hava Yollari A.S
Disclosure of transactions between related parties
Revenue from related parties		453,123	562,794
Gunes Express Havacilik A.S.
Disclosure of transactions between related parties
Revenue from related parties		311,578	329,396
Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties
Revenue from related parties		221,955	56,962
Turk Telekomunikasyon A.S.
Disclosure of transactions between related parties
Revenue from related parties		196,232	177,380
Related party expenses		3,127,323	2,726,491
Turk Telekomunikasyon A.S. | Turkiye Varlik Fonu
Disclosure of transactions between related parties
Proportion of ownership interest in subsidiary	61.68%
TOGG
Disclosure of transactions between related parties
Revenue from related parties		176,333	102,065
Turksat Uydu Haberlesme Kablo TV ve Isletme A.S.
Disclosure of transactions between related parties
Revenue from related parties		171,925	222,061
Related party expenses		122,627	87,282
Turkiye Hayat ve Emeklilik A.S.
Disclosure of transactions between related parties
Revenue from related parties		84,119	100,947
Turkiye Sigorta A.S.
Disclosure of transactions between related parties
Revenue from related parties		73,336	106,076
TVF IFM Gayrimenkul Insaat ve Yonetim A.S.
Disclosure of transactions between related parties
Revenue from related parties		68,990	30,771
Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties
Revenue from related parties		63,766	51,642
Related party expenses		1,080,415	724,963
Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties
Revenue from related parties		25,086	14,393
Borsa Istanbul A.S.
Disclosure of transactions between related parties
Revenue from related parties		22,536	9,525
Istanbul Takas ve Saklama Bankasi A.S.
Disclosure of transactions between related parties
Related party expenses		294,219	722,427
PTT
Disclosure of transactions between related parties
Related party expenses		193,356	173,269
T.C. Hazine ve Maliye Bakanligi
Disclosure of transactions between related parties
Related party expenses		330,249	276,475
Others
Disclosure of transactions between related parties
Revenue from related parties		142,193	100,299
Related party expenses		₺ 638,657	₺ 800,445